Offerings	Sep. 16, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.000% Senior Notes due 2031
Amount Registered | shares	550,000
Proposed Maximum Offering Price per Unit	996.72
Maximum Aggregate Offering Price	$ 548,196,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 83,928.82
Offering Note	This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Company's Registration Statement on Form S-3 (File No. 333-279682) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.600% Senior Notes due 2036
Amount Registered | shares	450,000
Proposed Maximum Offering Price per Unit	997.46
Maximum Aggregate Offering Price	$ 448,857,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 68,720.01
Offering Note	See footnote 1.